Subsequent events	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Subsequent events
44.	Subsequent events
The Group has evaluated subsequent events through April 6, 2022 which is the date the Consolidated Financial Statements were authorized for issuance, and identified the following events, all of which are non-adjusting
as defined in IAS 10:
Due to ongoing conflict in Ukraine that started in February 2022 and the related escalating geopolitical tensions, many governments around the world, including those of the United States, the European Union, the United Kingdom and other jurisdictions, have recently announced the imposition of sanctions on certain industries and parties in Russia and the Ukrainian regions of Donetsk and Luhansk, as well as export controls on certain industries and products and the exclusion of certain Russian financial institutions from the SWIFT system. On March 11, 2022, the President of the United States issued an executive order prohibiting exports to Russia of luxury goods (including, inter alia, apparel, footwear and certain accessories with a per unit wholesale price of $1,000 or more). Shortly thereafter, on March 15, 2022, the Council of the European Union imposed new sanctions on Russia prohibiting the export of luxury goods having a value in excess of €300 per item (including clothing, footwear, leather and fashion accessories). Pursuant to the aforementioned sanctions, the Group suspended production of products for the Fall/Winter 2022 collection ordered by our Russian franchisees and distributors and it is uncertain whether and when it will be able to resume such production. Several of the agreements with the Group’s wholesale customers in Russia are due to expire during the course of 2022 and 2023 and it is uncertain whether, when and at what terms and conditions such agreements will be renewed.
 The Russian market represented 1.5%, 2.0% and 1.5% of the Group’s revenues in 2021, 2020 and 2019, respectively.

The Group has experienced minor delays in production in 2022 in certain countries where a significant number of its and its suppliers’ employees had to stay at home after becoming infected with
COVID-19.
Since March 2022, due to a new wave of
COVID-19
in certain parts of the Greater China Region and the resulting lockdown restrictions, the Group has been required to close certain DOSs in the Greater China Region, and DOSs that have remained open have experienced significantly lower customer traffic.